Annual Total Returns[BarChart] - DWS Small Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.67%	11.08%	44.19%	2.44%	(2.51%)	8.56%	20.79%	(13.45%)	20.87%	27.31%